SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of the significant expense categories and consolidated net loss details provided to the CODM
	Year ended December 31,
	2024	2023	2022
Total revenues	$971,995	$729,695	$519,029
Share-based compensation	(129,209)	(100,186)	(104,920)
Charitable contribution to Foundation	(24,208)	–	–
Tax benefit related to share-based compensation	2,486	3,392	1,431
Other segment items (*)	(788,692)	(634,778)	(552,407)
Net income (loss)	$32,372	$(1,877)	$(136,867)

(*) Other segment expense items included within net income (loss) include payroll, financial income, net, advertising and marketing activities, overhead and depreciation, travel and entertainment, income taxes, information technology and communication, sales commissions and other miscellaneous expenses. See the consolidated financial statements for other financial information regarding the Company’s operating segment.

Schedule of revenues attributed to geographic areas based on location of end customers
	Year ended December 31,
	2024	2023	2022
United States	$484,523	$364,070	$255,495
EMEA	209,851	157,134	111,854
United Kingdom	101,538	73,236	50,625
Rest of the world	176,083	135,255	101,055
	$971,995	$729,695	$519,029

Schedule of property and equipment, net by geographical areas
	As of December 31,
	2024	2023
Israel	$72,613	$72,262
United States	17,895	23,773
United Kingdom	43,030	1,417
Rest of the world	2,741	2,246
	$136,279	$99,698